Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2023	Dec. 22, 2023	Dec. 20, 2021	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Proportion of ownership interest in subsidiary				100.00%
Temporary differences associated with investments in subsidiaries	$ 2,100,000			$ 2,100,000
Global minimum tax rate	15.00%		15.00%
Average effective tax rate		15.00%
Net income loss				537,644	$ 669,126
Non-tax effected deductible temporary differences which gave rise to a deferred tax asset being recognized	$ 3,000			$ 3,000
Silver Wheaton Luxembourg S.a.r.l [member]
Income tax [line items]
Proportion of ownership interest in subsidiary				100.00%
Average effective tax rate			0.00%
CAYMAN ISLANDS
Income tax [line items]
Net income loss				$ 551,000	$ 532,000